Annual Total Returns - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Index Fund - Fidelity Health Savings Index Fund	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 02, 2020
Annual Return 2021	5.15%
Annual Return 2022	(15.17%)
Annual Return 2023	9.32%